Allspring Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

February 1, 2022

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Allspring Funds Trust (the “Trust”)
Post-Effective Amendment No. 739 to Registration Statement
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that (i) for each Fund listed in Exhibit A, the form of prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from prospectuses contained in the Trust’s recent post-effective amendment (Post-Effective Amendment No. 739 to Registration Statement No. 333-74295/811-09253) (the “Amendment”); and (ii) the text of the Amendment was filed electronically via EDGAR on January 24, 2022.

If you have any questions, please contact me at (857) 990-1101.

Sincerely,

/s/ Maureen Towle

Maureen Towle

Senior Counsel

Exhibit A

Allspring Diversified Capital Builder Fund
Allspring Diversified Income Builder Fund
Allspring Index Asset Allocation Fund